BALANCE SHEET DETAILS (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2016	Jan. 31, 2016
BALANCE SHEET DETAILS
Schedule of Inventories
	July 31, 2016	January 31, 2016
	(in thousands)
Inventories:
Work in process	$54	$18
Finished goods	17	28
Channel inventory	41	54

Total	$112	$100

	January 31,
	2016	2015
	(in thousands)
Inventories:
Work in process	$18	$61
Finished goods	28	64
Channel inventory	54	35

	$100	$160

Property and Equipment

	January 31,
	2016	2015
	(in thousands)
Property and equipment, net:
Furniture	$21	$18
Laboratory equipment	27	26
Computer and equipment	112	78
Software	144	144

	304	266
Less: accumulated depreciation	(88)	(32)

	$216	$234

Schedule of Intangible assets

        Intangible assets were as follows (dollar amounts in thousands):

	As of January 31, 2016
	Estimated Useful Life	Gross Value	Accumulated Amortization	Net Value
Intangible assets	5 years	$150	$(31)	$119

	As of January 31, 2015
	Estimated Useful Life	Gross Value	Accumulated Amortization	Net Value
Intangible assets	5 years	$150	$(1)	$149

Schedule of estimated aggregate future amortization expense in future years

        As of January 31, 2016, the estimated aggregate future amortization expense in future years is as follows (in thousands):

Years ending January 31:
2017	$30
2018	30
2019	30
2020	29

Total	$119

Schedule Accrued liabilities

	January 31,
	2016	2015
	(in thousands)
Accrued liabilities:
Payroll	$209	$128
Research and development	160	—
Legal	125	—
Marketing	74	—
Deferred rent	26	49
Deferred revenue	19	6
Other	182	4

	$795	$187